UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



      Report for the Calendar Year or Quarter Ended September 30, 2012

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Archon Capital Management LLC

Address:  1301 5th Ave, Suite 3008
          Seattle, WA  98101-2662



13F File Number: 028-13742

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Constantinos J. Christofilis
Title:   Managing Member
Phone:   (206) 436-3600


Signature, Place and Date of Signing:


/s/ Constantinos J. Christofilis     Seattle, WA          November 14, 2012
--------------------------------   ----------------    ----------------------
          [Signature]                 [City, State]             [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  29

Form 13F Information Table Value Total: $145,371
                                       (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None


                                                  FORM 13F INFORMATION TABLE
                                                  Archon Capital Management LLC
                                                      September 30, 2012

COLUMN 1                       COLUMN  2        COLUMN 3   COLUMN 4    COLUMN 5          COLUMN 6    COLUMN 7        COLUMN 8

                                                           VALUE    SHRS OR   SH/ PUT/   INVESTMENT  OTHER       VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (X$1000)  PRN AMT   PRN CALL   DISCRETION  MANAGERS  SOLE   SHARED   NONE
8X8 INC NEW                    COM              282914100  26,484    4,037,153  SH          Sole      None   4,037,153
AKAMAI TECHNOLOGIES INC        COM              00971T101   7,002      183,000  SH          Sole      None     183,000
ARUBA NETWORKS INC             COM              043176106   2,952      131,300  SH          Sole      None     131,300
CHINDEX INTERNATIONAL INC      COM              169467107   6,082      588,734  SH          Sole      None     588,734
CYNOSURE INC                   CL A             232577205   9,272      351,751  SH          Sole      None     351,751
DATAWATCH CORP                 COM NEW          237917208   5,535      273,071  SH          Sole      None     273,071
DSW INC                        CL A             23334L102   5,085       76,219  SH          Sole      None      76,219
EGAIN COMMUNICATIONS           COM NEW          28225C806   3,672      812,352  SH          Sole      None     812,352
F5 NETWORKS INC                COM              315616102   2,040       19,500  SH          Sole      None      19,500
FACEBOOK INC                   CL A             30303M102  11,177      516,000  SH          Sole      None     516,000
FARO TECHNOLOGIES INC          COM              311642102   4,413      106,793  SH          Sole      None     106,793
FIRST CASH FINL SVCS INC       COM              31942D107   5,434      118,100  SH          Sole      None     118,100
GLU MOBILE INC                 COM              379890106   8,791    1,894,600  SH          Sole      None   1,894,600
HARRY WINSTON DIAMOND CORP     COM              41587B100   2,575      217,500  SH          Sole      None     217,500
HEALTHSTREAM INC               COM              42222N103   3,760      132,100  SH          Sole      None     132,100
IMRIS INC                      COM              45322N105     298       66,596  SH          Sole      None      66,596
INCONTACT INC                  COM              45336E109   3,548      545,900  SH          Sole      None     545,900
INTERACTIVE INTELLIGENCE GRO   COM              45841V109   1,255       41,752  SH          Sole      None      41,752
INTERNAP NETWORK SVCS CORP     COM PAR $.001    45885A300   6,905      979,460  SH          Sole      None     979,460
JONES SODA CO                  COM              48023P106     490    1,690,212  SH          Sole      None   1,690,212
MARCHEX INC                    CL B             56624R108   8,955    2,332,107  SH          Sole      None   2,332,107
OPNET TECHNOLOGIES INC         COM              683757108     818       24,000  SH          Sole      None      24,000
PRGX GLOBAL INC                COM NEW          69357C503   6,246      729,705  SH          Sole      None     729,705
PROS HOLDINGS INC              COM              74346Y103     929       48,700  SH          Sole      None      48,700
QUESTCOR PHARMACEUTICALS INC   COM              74835Y101     185       10,000  SH          Sole      None      10,000
RIVERBED TECHNOLOGY INC        COM              768573107   2,589      111,200  SH          Sole      None     111,200
SHOE CARNIVAL INC              COM              824889109   6,963      295,912  SH          Sole      None     295,912
STAMPS COM INC                 COM NEW          852857200   1,624       70,183  SH          Sole      None      70,183
TESLA MTRS INC                 COM              88160R101     293       10,000  SH          Sole      None      10,000




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